Consolidated Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–103.56%(b)(c)
Aerospace & Defense–2.90%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		$353	$355,542
Term Loan (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		183	183,856
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	7.70%	10/22/2027		1,064	1,069,479
Term Loan (3 mo. Term SOFR + 2.50%)	7.45%	10/22/2026		828	831,738
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.51%	08/15/2031		763	764,668
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	07/06/2029		66	66,577
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.86%)	7.44%	09/22/2028		15	14,762
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	02/01/2028		652	613,226
Propulsion (BC) Newco LLC (Spain), Term Loan B (3 mo. Term SOFR + 3.25%)	7.87%	09/14/2029		793	801,037
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	03/17/2030		1,279	1,288,226
Signia Aerospace LLC, Term Loan B(d)(e)	–	11/23/2031		1,103	1,106,124
Titan Acquisition Holdings L.P., Term loan B (1 mo. Term SOFR + 3.50%)(d)	8.09%	06/14/2030		329	332,339
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.35%	08/24/2028		2,578	2,585,286
Term Loan J (3 mo. Term SOFR + 2.50%)	7.10%	02/28/2031		346	346,250
					10,359,110
Air Transport–1.83%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	9.63%	04/20/2028		3,426	3,541,545
Air Canada (Canada), Term Loan B (3 mo. Term SOFR + 2.00%)	6.75%	03/21/2031		59	58,925
American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.86%)	7.47%	02/15/2028		899	903,682
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. Term SOFR + 1.60%)	6.21%	02/12/2027		17	17,553
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.06%)	6.63%	02/24/2031		2,025	2,040,395
					6,562,100
Automotive–4.89%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	01/31/2031		662	667,376
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	04/06/2028		893	889,275
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.27%	10/16/2031		1,537	1,556,496
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. GBP SONIA + 4.75%)	9.95%	07/28/2028	GBP	184	222,501
Second Lien Term Loan (6 mo. GBP SONIA + 7.50%)	12.45%	07/27/2029	GBP	481	503,599
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	8.85%	10/04/2028		344	329,735
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	12/17/2028		566	568,048
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	10.57%	08/30/2030		726	706,067
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		2,498	2,417,507
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		1,494	1,447,031
Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	03/30/2028		722	671,912
Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)(d)	8.57%	11/09/2027		1,517	1,531,936
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	04/23/2031		1,532	1,540,320
Madison Safety & Flow LLC, Term Loan B (1 mo. PRIME + 2.25%)	7.82%	09/19/2031		422	427,634
Mavis Tire Express Services TopCo Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	05/04/2028		1,842	1,859,525
Paint Intermediate III LLC (Wesco Group), Term Loan B (1 mo. Term SOFR + 2.89%)(d)	7.52%	09/11/2031		298	301,050
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	05/06/2030		705	710,350
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.85%)	9.36%	01/24/2029	$619	$595,289
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.15%	07/16/2031	503	507,737
Wand NewCo 3, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.82%	01/30/2031	41	41,598
				17,494,986
Beverage & Tobacco–1.15%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	07/31/2028	1,983	2,001,768
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%)(d)	10.91%	04/05/2028	601	486,568
Term Loan (3 mo. Term SOFR + 3.76%)	8.42%	04/05/2028	1,381	1,035,876
Term Loan (3 mo. Term SOFR + 3.76%)(d)	9.65%	04/14/2028	1,392	591,491
				4,115,703
Brokers, Dealers & Investment Houses–0.52%
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan B(e)	–	05/17/2031	849	852,778
Term Loan B (3 mo. Term SOFR + 2.06%)	6.57%	05/17/2031	1,008	1,010,622
				1,863,400
Building & Development–3.66%
Arcosa, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	08/13/2031	333	334,744
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.92%	11/03/2028	218	218,870
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.32%	11/03/2028	721	724,986
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)(d)	7.07%	10/29/2031	513	517,417
Empire Today LLC
Term Loan A (3 mo. Term SOFR + 5.76%)	10.25%	08/03/2029	677	663,699
Term Loan B (3 mo. Term SOFR + 5.26%)	9.85%	04/01/2028	3,068	1,869,309
Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.60%	06/17/2031	482	486,491
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/22/2028	924	934,180
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	12/21/2029	303	306,595
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.17%	04/01/2028	1,050	926,776
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/02/2028	576	579,756
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/03/2030	334	335,508
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.42%	02/16/2029	1,967	1,904,431
Oldcastle BuildingEnvelope, Inc., Term Loan B (6 mo. Term SOFR + 4.25%)	8.50%	04/29/2029	1,413	1,401,503
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/19/2029	526	525,902
Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	04/14/2031	1,023	1,023,344
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	9.75%	09/20/2030	350	352,476
				13,105,987
Business Equipment & Services–12.97%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.42%	05/12/2028	1,489	1,500,149
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/17/2028	151	152,331
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 2.50%)	7.10%	01/31/2031	1,701	1,720,068
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 9.50%)	14.11%	05/10/2027	185	177,079
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	05/17/2028	1,543	1,557,668
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.31%	03/21/2031	1,078	1,084,523
Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	03/30/2029	835	838,514
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.42%	02/12/2029	$587	$532,792
Term Loan (3 mo. Term SOFR + 4.26%)	8.92%	02/10/2028	1,347	1,298,561
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	11/02/2029	852	857,763
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.35%	04/09/2027	1,153	1,122,330
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	04/07/2028	542	528,004
DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	9.32%	04/26/2029	358	360,668
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.84%	01/18/2029	2,211	2,220,213
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.50%)	8.11%	02/01/2029	2,999	3,038,947
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.69%	05/12/2028	2,867	2,891,512
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	10.75%	02/16/2028	472	475,876
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)	9.02%	04/01/2028	202	203,146
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/11/2028	300	302,576
Monitronics International, Inc., Term Loan B (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $4,462,413)(f)	12.33%	06/30/2028	4,461	4,483,179
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. SOFR + 6.50%)(d)	11.17%	06/01/2025	257	251,148
Revolver Loan(d)(g)	0.00%	06/01/2025	257	251,149
Term Loan (3 mo. SOFR + 6.50%)(d)	11.24%	06/01/2025	4,856	4,749,320
Term Loan (3 mo. Term SOFR + 6.65%)(d)	11.24%	06/01/2025	1,686	1,648,916
Term Loan (2 mo. SOFR + 6.50%)(d)	11.24%	06/01/2025	922	902,240
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.44%	11/15/2031	1,911	1,924,367
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%)(d)	8.50%	03/02/2028	722	727,335
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-01/05/2022; Cost $1,410,281)(f)	9.42%	07/27/2027	1,457	896,220
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)(d)	8.09%	10/02/2031	486	492,741
Prime Security Services Borrower LLC, Term Loan(e)	–	10/13/2030	81	81,144
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	09/30/2031	1,089	1,092,932
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.44%	01/31/2028	880	890,313
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.11%	11/14/2030	29	29,104
Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	11/14/2030	1,326	1,335,575
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	9.94%	07/14/2028	246	198,784
Socotec (Holding SAS) (France), Term Loan B(e)	–	06/02/2028	203	204,117
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.26%	03/04/2028	4,932	4,189,993
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.40%)(d)	9.00%	08/31/2028	714	718,398
UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%)(d)	10.50%	03/20/2027	519	454,022
				46,383,717
Cable & Satellite Television–1.83%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), Term Loan (3 mo. Term SOFR + 5.00%)	9.66%	10/31/2027	199	173,859
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.19%	09/01/2028	77	76,503
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.82%	09/18/2030	688	686,043
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. USD LIBOR + 4.00%)	8.68%	08/14/2026	518	438,802
Term Loan B-11 (6 mo. USD LIBOR + 2.75%)	7.43%	07/31/2025	350	323,156
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	6.72%	04/30/2028	204	199,453
UPC - LG (Sunrise)
Term Loan AT (1 mo. Term SOFR + 2.36%)	6.97%	04/30/2028	193	193,572
Term Loan AX (1 mo. Term SOFR + 3.04%)	7.65%	01/31/2029	1,112	1,118,929
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.97%	01/31/2029		$2,443	$2,430,082
Term Loan Y (6 mo. Term SOFR + 3.35%)	7.72%	03/31/2031		881	873,548
Vodafone Ziggo - LG, Term Loan I (1 mo. Term SOFR + 2.61%)	7.22%	04/30/2028		22	21,851
					6,535,798
Chemicals & Plastics–10.91%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 2.65%)(d)	7.24%	08/03/2026		2,000	1,919,954
Incremental Term Loan (3 mo. Term SOFR + 6.75%)(d)	11.35%	08/06/2026		31	30,033
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.85%	12/14/2029		1,163	1,049,725
AkzoNobel Chemicals
Term Loan B (3 mo. Term SOFR + 3.25%)	7.66%	04/03/2028		943	954,988
Term Loan B (3 mo. Term SOFR + 3.25%)	7.66%	04/03/2028		959	970,904
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.67%	11/24/2027		149	150,114
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	12.42%	11/24/2028		611	588,765
Arxada (Herens Holdco S.a r.l./Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.27%	07/03/2028	EUR	184	190,399
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	9.10%	08/27/2026		2,182	1,876,736
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/09/2031		519	524,276
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.60%	12/20/2029		326	327,348
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	8.59%	02/26/2029		775	783,043
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.65%	12/01/2030		1,422	1,434,900
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.07%	08/18/2028		1,548	1,559,683
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	10/15/2028		966	973,222
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	11/01/2030		670	673,246
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/04/2029		1,519	1,529,285
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.59%	10/04/2030		490	479,414
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.12%	11/01/2028		1,397	1,128,584
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.99% Cash Rate(h)	6.90%	12/31/2027		20	4,025
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.10%	05/29/2029		217	218,874
Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(d)(g)	0.00%	01/10/2029		54	54,065
Incremental Delayed Draw Term Loan(g)	0.00%	01/10/2029		54	53,795
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(d)	9.02%	01/10/2029		549	548,722
Revolver Loan(d)(g)	0.00%	01/10/2029		262	262,257
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/29/2027		368	331,636
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.36%	07/08/2030		988	991,994
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(d)	8.82%	10/01/2031		1,977	1,988,878
Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	04/02/2029		1,151	1,154,610
Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	03/14/2030		368	369,875
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.60%)	7.17%	11/08/2028		147	146,736
Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	02/18/2030		2,028	2,040,532
Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	02/07/2031		889	895,492
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	12/31/2029		650	655,125
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	12.60%	06/22/2025		487	503,978
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.19%	12/31/2026		3,156	2,758,006
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	12/14/2027		$594	$599,019
PQ Performance Chemicals (Sparta Holdings L.P.), First Lien Term loan (1 mo. Term SOFR + 3.25%)	7.91%	08/02/2030		425	427,789
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.66%	09/15/2028		1,695	1,703,140
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.61%)	7.28%	05/03/2028		1,008	625,822
Term Loan A (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		238	249,515
Term Loan B (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		1,749	1,834,551
Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.35%	04/04/2029		487	490,041
Univar, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.10%	08/01/2030		1,531	1,552,969
USALCO LLC
Delayed Draw Term Loan(g)	0.00%	09/17/2031		80	81,060
Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/17/2031		778	786,757
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/22/2028		559	564,233
					39,038,115
Clothing & Textiles–0.89%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.32%	12/21/2028		2,356	2,380,686
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	8.27%	07/25/2031		795	797,133
					3,177,819
Containers & Glass Products–2.50%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	8.35%	06/07/2031		1,675	1,686,518
Duran Group (Blitz/DWK) (Germany), Term Loan C-2 (6 mo. Term SOFR + 5.75%)(d)	10.58%	05/31/2026		1,998	1,908,137
Keter Group B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.75%) (Acquired 04/29/2024; Cost $1,233,643)(f)	7.81%	12/28/2029	EUR	1,212	1,248,591
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-11/22/2024; Cost $2,333,190)(f)	11.27%	11/22/2027		2,423	2,371,289
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.88%	10/04/2028		771	783,827
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	2.25%	10/04/2028		933	826,906
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(d)	7.77%	07/12/2029		115	115,455
					8,940,723
Cosmetics & Toiletries–1.07%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/29/2028		652	656,116
Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	05/10/2027		2,395	2,405,619
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.06%	06/29/2028	EUR	765	772,590
					3,834,325
Drugs–0.38%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.74%	11/15/2027		1,387	1,361,389
Ecological Services & Equipment–1.07%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.15%)	7.72%	11/16/2028		70	70,144
Term Loan B-6 (3 mo. Term SOFR + 3.46%)	7.97%	11/16/2028		732	737,656
EnergySolutions LLC, Term Loan (3 mo. Term SOFR + 3.32%)(d)	7.84%	09/20/2030		979	988,487
Groundworks LLC
Delayed Draw Term Loan(g)	0.00%	03/14/2031		145	145,670
Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		27	27,677
Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		934	939,875
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.00%)	7.69%	12/08/2028		144	145,083
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/03/2031		$583	$585,759
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	11/02/2028		218	196,538
					3,836,889
Electronics & Electrical–9.42%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.01%)	7.60%	02/24/2031		78	78,563
AppLovin Corp., Term Loan (3 mo. PRIME + 1.50%)	9.25%	10/25/2028		396	396,317
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	8.55%	03/02/2028		492	497,645
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.34%	07/30/2031		933	940,935
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	07/06/2029		886	887,825
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.52%)	8.37%	10/01/2028		453	455,655
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.11%	08/11/2028		856	874,417
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.19%	02/04/2028		1,115	1,120,316
Epicor Software Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	05/30/2031		463	467,104
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	7.69%	07/06/2028		496	500,233
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		2,965	2,649,728
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		1,625	662,896
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)(d)	8.85%	09/30/2028		1,575	1,598,706
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. Term SOFR + 6.75%)	8.46%	10/17/2028	EUR	223	235,186
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%)(d)	11.03%	03/02/2028		216	216,138
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	03/02/2028		1,206	1,189,998
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.85%	03/02/2029		253	218,019
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	10/27/2028		539	542,340
Instructure Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.52%	09/10/2032		371	378,722
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	07/18/2030		414	417,971
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. GBP SONIA + 7.03%)(d)	11.98%	08/17/2028	GBP	375	457,483
Term Loan (3 mo. Term SOFR + 7.11%)(d)	12.01%	08/17/2028		499	476,213
Mavenir Systems, Inc.
Delayed Draw Term Loan(d)(e)	–	01/31/2025		31	31,234
Incremental Term Loan (3 mo. Term SOFR + 9.87%)	14.40%	01/31/2025		165	145,799
Term Loan (3 mo. Term SOFR + 10.00%)(d)	14.25%	01/31/2025		97	83,292
Term Loan B (3 mo. Term SOFR + 5.01%)	9.53%	08/18/2028		1,378	976,133
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.84%	07/27/2028		738	751,641
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.95%	04/30/2026		2,182	2,064,340
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(d)	9.75%	03/03/2028	EUR	793	722,854
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(d)	8.57%	03/28/2031		964	969,434
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	08/31/2028		1,973	1,986,929
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $2,284,072)(f)	8.99%	02/01/2029		2,299	1,609,325
Renaissance Holding Corp., Term Loan B (1 mo. Term SOFR + 4.25%)	8.82%	04/05/2030		660	662,055
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.60%	05/18/2028		1,307	1,307,256
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.25%	05/18/2026		269	252,477
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	10/31/2031		1,082	1,094,278
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.62%	02/10/2031		1,676	1,689,251
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.11%)	7.62%	11/20/2028		1,123	1,129,116
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(d)	9.15%	05/31/2029	EUR	1,940	$1,926,835
Term Loan B-2 (3 mo. Term SOFR + 6.51%)(d)	11.08%	05/31/2029		$1,089	1,033,148
					33,697,807
Financial Intermediaries–1.67%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.07%	02/14/2031		875	882,322
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/13/2031		1,127	1,133,854
Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	10/06/2028		100	100,719
Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/07/2028		209	210,918
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/28/2031		453	456,816
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/02/2031		668	673,267
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	09/15/2028		1,485	1,489,415
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/18/2027		831	803,567
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	06/18/2029		234	236,136
					5,987,014
Food Products–4.03%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	12/18/2026		990	996,504
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	2,163	2,174,851
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.90%)(d)	0.50%	10/05/2026		338	325,816
Term Loan (3 mo. Term SOFR + 6.40%)(d)	10.99%	10/05/2026		2,285	2,202,918
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.57%	10/18/2028		411	354,284
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	9.69%	10/18/2028		3,006	2,598,622
Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(d)	12.69%	10/18/2029		609	408,188
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	9.57%	10/02/2030		422	403,994
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.50%)	6.97%	11/12/2029		970	973,593
Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		2,319	2,330,612
Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	1,327	1,405,857
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	8.70%	03/07/2029		246	247,571
					14,422,810
Food Service–0.64%
Areas (Pax Midco Spain), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	1,821	1,931,468
Euro Garages (Netherlands), Term Loan (3 mo. Term SOFR + 4.51%)(d)	0.00%	03/31/2026		152	151,850
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.85%)	7.42%	12/15/2027		209	210,600
					2,293,918
Forest Products–0.20%
NewLife Forest Restoration LLC, Term Loan (d)	10.00%	04/10/2029		708	708,433
Health Care–4.48%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.42%	06/08/2028		590	531,375
Term Loan B (1 mo. GBP SONIA + 5.00%)(d)	9.70%	06/08/2028	GBP	295	349,198
Ascend Learning LLC
First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.17%	12/11/2028		10	10,387
Second Lien Term Loan(e)	–	12/10/2029		833	833,308
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	9.70%	05/08/2028		573	577,789
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Cerba (Chrome Bidco) (France), Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	6.93%	02/16/2029	EUR	248	$226,624
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(d)	7.57%	06/26/2031		$436	437,312
Concentra Health Services, Term Loan B (1 mo. Term SOFR + 2.25%)(d)	6.82%	07/26/2031		115	116,379
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.45%	04/17/2028	GBP	371	432,808
Explorer Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/04/2027		1,161	1,170,103
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.10%	10/31/2028		1,336	1,343,164
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	10/25/2028		19	19,589
Icon PLC
Term Loan (3 mo. Term SOFR + 2.00%)	6.60%	07/03/2028		3	2,989
Term Loan (3 mo. Term SOFR + 2.00%)	6.60%	07/03/2028		12	11,997
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(d)	7.35%	09/07/2028		707	714,044
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	9.39%	12/12/2028		92	93,239
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%)(d)	10.02%	02/15/2031		98	99,097
Delayed Draw Term Loan (1 mo. Term SOFR + 5.54%)(d)	10.07%	02/15/2031		38	38,299
Delayed Draw Term Loan(d)(g)	0.00%	02/15/2031		44	44,523
Delayed Draw Term Loan(d)(g)	0.00%	02/15/2031		200	201,068
Revolver Loan(d)(g)	0.00%	02/15/2031		38	38,032
Revolver Loan (1 mo. Term SOFR + 5.54%)(d)	10.07%	02/15/2031		9	9,509
Term Loan (1 mo. Term SOFR + 5.50%)(d)	10.07%	02/13/2031		683	687,835
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)(d)	12.00%	12/17/2028		188	190,098
First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.72%	12/18/2028		1,271	777,904
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	11.47%	12/17/2029		401	171,813
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.35%)	7.92%	01/28/2029		105	105,739
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	138	146,958
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.81%	12/15/2027	EUR	80	84,889
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.10%	05/19/2031		906	914,614
R1 RCM, Inc.
Delayed Draw Term Loan B(g)	0.00%	10/24/2031		129	129,697
Term Loan B (1 mo. Term SOFR + 3.25%)	7.86%	10/24/2031		1,804	1,815,755
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.88%	12/31/2028		149	149,080
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.71%	10/31/2031		1,255	1,267,664
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.76%	11/24/2028		319	291,027
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.82%	12/20/2027		843	842,333
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	07/18/2031		1,055	1,066,195
Waystar, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/22/2029		33	33,258
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	09/28/2029		43	43,209
					16,018,901
Home Furnishings–2.37%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $18,646)(d)(f)	12.89%	12/31/2026	EUR	17	17,841
Term Loan (3 mo. EURIBOR + 10.00%)(d)	12.89%	12/31/2026	EUR	23	24,585
Kidde Global Solutions, Term Loan B(d)(e)	–	10/07/2031		920	923,237
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.15%)	8.92%	09/25/2028		1,824	1,827,931
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)	12.23%	06/29/2028		97	97,018
Term Loan (3 mo. Term SOFR + 7.61%)	12.22%	06/29/2028		1,371	1,164,572
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	10/06/2028		2,122	1,738,816
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	10/03/2031		$1,464	$1,475,497
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	10/30/2027		307	293,624
Term Loan B (1 mo. Term SOFR + 3.36%)	7.94%	10/30/2027		960	915,595
					8,478,716
Industrial Equipment–3.82%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	08/19/2031		1,577	1,592,883
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	7.09%	03/15/2030		419	421,433
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	10.50%	08/16/2029		244	246,947
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 7.90%)	12.50%	06/01/2029		1,404	1,281,479
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	10/11/2030		891	904,297
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	08/04/2031		544	545,621
Term Loan B (6 mo. Term SOFR + 2.50%)	6.93%	05/31/2030		385	385,886
John Bean Technologies Corp., Term Loan B(e)	–	10/09/2031		236	237,476
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.50%)	7.97%	01/31/2029	EUR	562	598,100
Term Loan B (3 mo. EURIBOR + 4.50%)	7.97%	01/31/2029	EUR	137	145,863
Term Loan B (3 mo. Term SOFR + 5.26%)	9.86%	02/15/2029		1,166	1,177,799
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.86%)	7.44%	07/31/2028		256	257,831
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)	10.47%	03/31/2028		11	10,498
Revolver Loan(d)(g)	0.00%	03/31/2028		219	212,320
Term Loan (3 mo. Term SOFR + 5.90%)	10.50%	03/31/2028		2,528	2,495,366
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (3 mo. Term SOFR + 3.34%)	8.59%	04/30/2030		1,263	1,274,275
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.44%	11/19/2028		1,774	1,733,440
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.69%	11/19/2029		165	147,839
					13,669,353
Insurance–3.00%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.25%)	7.85%	11/06/2030		2,544	2,555,113
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.35%	09/19/2031		2,273	2,289,184
AmWINS Group LLC, Term Loan (1 mo. Term SOFR + 2.36%)	6.94%	02/19/2028		531	533,950
Hub International Ltd., Term Loan (3 mo. Term SOFR + 2.75%)	7.37%	06/20/2030		714	719,959
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/15/2031		259	260,034
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.59%	07/31/2031		2,468	2,488,606
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	05/06/2031		326	327,959
USI, Inc.
Term Loan (3 mo. Term SOFR + 2.75%)	7.35%	09/27/2030		709	714,216
Term Loan B (3 mo. Term SOFR + 2.75%)	7.35%	11/22/2029		834	840,182
					10,729,203
Leisure Goods, Activities & Movies–4.86%
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	08/08/2027		41	41,777
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/18/2028		2,927	2,950,599
Crown Finance US, Inc.
Term Loan (1 mo. Term SOFR + 1.61%)	6.30%	07/31/2028		2,360	2,373,861
Term Loan B (3 mo. Term SOFR + 6.75%)	9.80%	12/02/2031		2,611	2,603,228
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	02/05/2029		1,050	1,055,787
GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	7.63%	07/25/2031		821	828,232
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Lakeland Tours LLC, Term Loan (6 mo. SOFR + 8.00%)(d)	8.00%	09/25/2027		$370	$57,305
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	8.51%	01/31/2028		613	618,779
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.25%	02/26/2031		518	522,850
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.10%	03/05/2027	EUR	1,957	2,004,290
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.07%	08/25/2028		712	713,120
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.60%	10/04/2030		238	240,056
US Fitness LLC
Delayed Draw Term Loan(d)(g)	0.00%	09/04/2031		163	162,717
Revolver Loan (3 mo. Term SOFR + 5.50%)(d)	10.16%	09/30/2031		59	58,107
Term Loan B (1 mo. Term SOFR + 5.32%)(d)	10.52%	09/04/2031		1,323	1,316,375
US Fitness LLC (United States), Revolver Loan(d)(g)	0.00%	08/30/2030		235	232,430
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (1 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-10/08/2024; Cost $246,508)(d)(f)	8.40%	12/31/2027	EUR	363	241,654
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-04/08/2024; Cost $194,311)(f)	11.05%	06/30/2027	EUR	194	205,033
Term Loan (3 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-10/08/2024; Cost $111,522)(f)	11.05%	06/30/2027	EUR	107	118,641
Term Loan (Acquired 02/20/2024-10/08/2024; Cost $236,321)(e)(f)	–	12/31/2027	EUR	224	235,746
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2024; Cost $795,896)(f)	9.24%	08/13/2031		808	812,243
					17,392,830
Lodging & Casinos–3.39%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	02/02/2026		898	562,599
First Lien Term Loan (3 mo. Term SOFR + 5.01%)	9.60%	02/02/2026		1,108	703,478
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	02/06/2030		1,311	1,320,644
Term Loan (1 mo. Term SOFR + 2.25%)	6.82%	02/06/2031		1,786	1,797,202
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	01/27/2029		1,337	1,346,276
GVC Finance LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	8.01%	10/31/2029		2,193	2,206,040
HBX Group (United Kingdom), Term Loan B-3 (6 mo. EURIBOR + 4.25%)	7.30%	09/12/2028	EUR	1,882	2,003,792
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/02/2028		760	764,137
Red Rock Resorts, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/14/2031		512	514,781
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	12/14/2029		884	888,644
					12,107,593
Nonferrous Metals & Minerals–1.31%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	05/14/2029		712	716,954
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	8.85%	07/31/2026		2,171	2,171,286
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.86%	10/22/2025		535	501,673
Term Loan(e)	–	05/30/2030		546	537,722
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.09%	03/16/2027		741	746,002
					4,673,637
Oil & Gas–3.18%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	8.25%	02/11/2030		373	376,663
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.66%	10/10/2031		626	630,980
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 2.50%)	7.09%	10/04/2030		581	586,499
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/11/2030	$598	$600,958
McDermott International Ltd.
LOC(d)(g)	0.00%	12/31/2026	729	710,894
LOC (3 mo. Term SOFR + 5.01%)(d)	10.31%	12/31/2026	181	176,828
LOC(g)	0.00%	06/30/2027	1,361	952,398
LOC (3 mo. Term SOFR + 4.26%)(d)	0.00%	06/30/2027	786	459,828
PIK Term Loan, 3.00% PIK Rate, 11.69% Cash Rate(h)	3.00%	12/31/2027	630	252,657
Term Loan (3 mo. Term SOFR + 7.76%)(d)	12.70%	12/31/2026	621	680,305
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	06/30/2027	135	68,610
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.33%	02/28/2030	926	921,802
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.97%)	7.60%	03/26/2031	735	740,512
Planet US Buyer LLC (Wood Mackenzie), Term Loan(e)	–	02/07/2031	74	74,294
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.99%	09/12/2031	1,157	1,167,037
Rockwood Service Corp., Term loan B (1 mo. Term SOFR + 3.50%)	8.07%	07/30/2031	213	215,000
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)(d)	8.82%	09/25/2030	1,585	1,586,676
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	11/17/2028	1,168	1,178,105
				11,380,046
Publishing–3.25%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)(d)	7.32%	08/12/2028	311	313,608
Cengage Learning, Inc.
Term Loan B (1 mo. Term SOFR + 5.00%)	8.01%	03/22/2031	2,300	2,313,813
Term Loan B (3 mo. Term SOFR + 3.50%)	10.25%	03/22/2031	58	58,094
Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 3.93%)	8.60%	10/30/2030	1,074	1,082,625
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.17%	12/01/2028	2,364	2,384,410
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	04/09/2029	2,223	2,188,956
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.07%	04/08/2030	1,115	1,100,973
McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/06/2031	1,589	1,610,305
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	05/03/2028	579	580,441
				11,633,225
Radio & Television–0.34%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	05/01/2026	270	236,647
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	05/01/2026	662	579,251
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. Term SOFR + 3.11%)	7.69%	04/01/2028	51	41,264
Term Loan B-4 (1 mo. Term SOFR + 3.85%)	8.42%	04/21/2029	105	84,524
Univision Communications, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	01/31/2029	262	262,390
				1,204,076
Retailers (except Food & Drug)–1.66%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.85%	10/28/2030	1,166	1,176,602
Term Loan B-5 (3 mo. Term SOFR + 3.00%)	7.60%	07/01/2031	838	846,159
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	8.44%	03/06/2028	2,246	2,261,861
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	11/08/2027	1,211	1,220,883
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.39%	04/26/2028	424	425,305
				5,930,810
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–1.04%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	7.70%	07/21/2028		$943	$948,989
Term Loan B (3 mo. Term SOFR + 3.26%)	7.87%	07/21/2028		271	272,179
Term Loan C (3 mo. Term SOFR + 3.26%)	7.87%	07/21/2028		83	83,196
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 8.00%)	10.91%	06/30/2027	EUR	69	71,845
Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 02/23/2024-09/30/2024; Cost $1,318,387)(f)	14.77%	02/22/2029	EUR	2,535	77,763
Term Loan B-2 (3 mo. EURIBOR + 7.00%) (Acquired 02/23/2024-08/23/2024; Cost $723,273)(f)	9.91%	09/30/2027	EUR	712	289,446
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)(d)	8.85%	03/31/2028		973	914,705
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	12.26%	10/03/2029		1,085	586,099
Term Loan (1 mo. Term SOFR + 8.35%)(d)	13.01%	10/03/2029		492	485,516
					3,729,738
Telecommunications–4.34%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.07%	08/01/2028		465	396,563
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	7.97%	11/30/2027		46	45,758
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.60%	12/17/2027		2,862	2,887,725
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.35%)	7.92%	11/22/2028		18	18,127
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.57%	01/30/2031		1,937	1,964,979
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	12/01/2027		208	210,527
II-VI, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.07%	07/02/2029		73	73,700
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.07%	09/27/2029		1,543	1,344,767
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/20/2030		253	252,798
Level 3 Financing, Inc.
Term Loan B-1(e)	–	04/13/2029		523	535,759
Term Loan B-2(e)	–	04/15/2030		1,289	1,319,678
Lumen Technologies, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.04%	04/15/2029		114	106,518
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	7.11%	08/13/2031		76	76,427
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	0.00%	11/30/2025		51	1,935
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	0.00%	11/30/2026		35	1,395
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	11.39%	10/18/2027		3,536	175,696
Term Loan (3 mo. Term SOFR + 6.54%)	11.13%	10/18/2027		1,554	992,996
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.94%	10/18/2027		1,356	46,459
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.53%	12/07/2026		1,730	902,511
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.25%	05/02/2026		0	6
Third Lien Term Loan(d)(e)	–	05/02/2027		151	0
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.07%	03/02/2029		1,132	994,735
Term Loan B (1 mo. Term SOFR + 4.61%)	9.24%	05/30/2030		824	722,399
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.74%	05/11/2029		949	953,301
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.51%	09/25/2031		1,468	1,490,513
					15,515,272
Utilities–3.99%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	09/30/2031		1,148	1,158,295
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.92%	01/27/2031		1,508	1,515,082
Cornerstone Generation LLC, Term Loan B(e)	–	10/28/2031		1,310	1,321,350
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	7.16%	11/30/2028	$529	$532,946
Term Loan C (1 mo. Term SOFR + 2.50%)	7.16%	11/30/2028	29	29,196
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	04/03/2028	743	746,864
Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	08/01/2030	839	852,095
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/22/2031	362	365,599
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 08/14/2019-10/23/2024; Cost $880,504)(f)	8.78%	08/14/2026	903	891,408
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.74%	08/16/2031	1,703	1,720,146
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027	2,414	2,447,191
Term Loan C (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027	136	138,412
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	1,009	1,016,226
Term Loan C (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	582	586,096
Vistra Zero Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	04/30/2031	935	943,571
				14,264,477
Total Variable Rate Senior Loan Interests (Cost $387,236,615)				370,447,920
			Shares
Common Stocks & Other Equity Interests–6.76%(i)
Aerospace & Defense–0.36%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(f)			342	0
IAP Worldwide Services, Inc.(d)(j)			1,850,312	999,168
IAP Worldwide Services, Inc.(d)(j)			296,283	296,283
				1,295,451
Automotive–0.01%
Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden)(d)(f)			1,490,997	137
Cabonline, Class D2 (Acquired 10/31/2023; Cost $1) (Sweden)(d)(f)			1,272,507	59
Cabonline, Class D3 (Acquired 10/30/2023; Cost $38,035) (Sweden)(d)(f)			42,364,958	52,480
				52,676
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(d)(f)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975)(d)(f)			9	0
				0
Business Equipment & Services–2.46%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945)(d)(f)			81,269	2,676,188
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682)(d)(f)			25,611	6,123,315
				8,799,503
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) , Class A (Germany)(d)			15,366	0
Containers & Glass Products–0.04%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297)(d)(f)			7,940	126,961
Electronics & Electrical–0.09%
Diebold Nixdorf, Inc.(k)			6,688	309,119
Sandvine Corp.(d)			3,449	0
				309,119
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–0.07%
RJO Holdings Corp.(d)	2,851	$142,578
RJO Holdings Corp., Class A(d)	2,314	115,692
RJO Holdings Corp., Class B(d)	3,000	30
		258,300
Forest Products–0.87%
Restoration Forest Products Group LLC(d)	22,196	3,096,312
Home Furnishings–0.11%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149)(f)	52,572	381,147
Leisure Goods, Activities & Movies–0.93%
Crown Finance US, Inc.	128,394	2,979,769
Crown Finance US, Inc.	681	15,805
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $0)(d)(f)	1,785	333,012
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(f)	987	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(f)	486,292	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(f)	302,703	0
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(f)	211,027	0
		3,328,587
Lodging & Casinos–0.09%
Caesars Entertainment, Inc.(k)	8,413	323,816
Oil & Gas–1.00%
McDermott International Ltd.(k)	210,471	30,350
McDermott International Ltd.(d)	799,733	109,555
Patterson-UTI Energy, Inc.	33,092	277,973
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(d)(f)	84,254	9,268
Seadrill Ltd. (Norway)(k)	45,477	1,848,185
Talos Energy, Inc.(k)	71,434	803,633
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(f)	382,888	488,182
		3,567,146
Radio & Television–0.06%
iHeartMedia, Inc., Class A(k)	101,257	231,879
iHeartMedia, Inc., Class B(d)(k)	17	36
		231,915
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $716,681)(f)	446	1,338
Surface Transport–0.64%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(d)(f)	4,992	428,763
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(d)(f)	15,443	1,361,918
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-10/30/2024; Cost $28,956)(d)(f)	61,772	38,607
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(d)(f)	5,248	450,751
Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024-10/31/2024; Cost $0) (Norway)(d)(f)	1,578,529	2
		2,280,041
Telecommunications–0.03%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465)(f)	16,031	94,182
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares	Value
Telecommunications–(continued)
Avaya, Inc. (Acquired 05/01/2023; Cost $43,620)(f)			2,908	$17,085
				111,267
Total Common Stocks & Other Equity Interests (Cost $39,152,486)				24,163,579
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–6.72%
Aerospace & Defense–0.38%
Rand Parent LLC (l)	8.50%	02/15/2030	$1,339	1,357,773
Air Transport–0.09%
American Airlines, Inc. (l)	8.50%	05/15/2029	313	330,909
Building & Development–0.87%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (l)	4.50%	04/01/2027	1,037	999,037
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	5.75%	05/15/2026	1,637	1,629,920
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(l)	6.75%	04/01/2032	134	136,492
Signal Parent, Inc.(l)	6.13%	04/01/2029	561	343,511
				3,108,960
Business Equipment & Services–1.12%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (l)	9.00%	08/01/2029	1,564	1,529,983
ADT Security Corp. (The)(l)	4.13%	08/01/2029	187	175,351
Allied Universal Holdco LLC(l)	7.88%	02/15/2031	972	996,198
Boost Newco Borrower LLC(l)	7.50%	01/15/2031	1,200	1,268,510
Cloud Software Group, Inc.(l)	8.25%	06/30/2032	38	39,639
				4,009,681
Cable & Satellite Television–0.60%
Altice Financing S.A. (Luxembourg) (l)	5.75%	08/15/2029	22	16,689
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028	783	625,737
Altice France S.A. (France)(l)	5.50%	01/15/2028	328	254,693
Altice France S.A. (France)(l)	5.50%	10/15/2029	305	234,816
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030	1,133	1,001,467
VZ Secured Financing B.V. (Netherlands)(l)	5.00%	01/15/2032	5	4,475
				2,137,877
Chemicals & Plastics–0.96%
INEOS Finance PLC (Luxembourg) (l)	7.50%	04/15/2029	517	535,537
INEOS Quattro Finance 2 PLC (United Kingdom)(l)	9.63%	03/15/2029	269	286,369
SK Invictus Intermediate II S.a.r.l.(l)	5.00%	10/30/2029	1,998	1,890,675
Windsor Holdings III LLC(l)	8.50%	06/15/2030	694	738,166
				3,450,747
Cosmetics & Toiletries–0.12%
Bausch & Lomb Corp. (l)	8.38%	10/01/2028	422	441,608
Ecological Services & Equipment–0.03%
GFL Environmental, Inc. (l)	6.75%	01/15/2031	92	95,523
Food Products–0.18%
Sigma Holdco B.V. (Netherlands) (l)	7.88%	05/15/2026	36	35,812
Viking Baked Goods Acquisition Corp.(l)	8.63%	11/01/2031	615	605,054
				640,866
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–0.18%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (h)(l)	1.25%	10/31/2028		$303	$304,848
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(l)	6.75%	05/15/2034		149	150,315
Raven Acquisition Holdings LLC(l)	6.88%	11/15/2031		179	179,479
					634,642
Industrial Equipment–0.68%
Chart Industries, Inc. (l)	7.50%	01/01/2030		882	922,492
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(l)	6.63%	12/15/2030		1,479	1,497,193
					2,419,685
Insurance–0.33%
HUB International Ltd. (l)	7.25%	06/15/2030		263	273,083
Panther Escrow Issuer LLC(l)	7.13%	06/01/2031		897	919,616
					1,192,699
Lodging & Casinos–0.17%
Caesars Entertainment, Inc. (l)	6.50%	02/15/2032		128	130,666
Caesars Entertainment, Inc.(l)	7.00%	02/15/2030		161	166,173
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(l)	6.63%	01/15/2032		308	311,903
					608,742
Publishing–0.03%
McGraw-Hill Education, Inc. (l)	7.38%	09/01/2031		95	98,473
Radio & Television–0.03%
Univision Communications, Inc. (l)	7.38%	06/30/2030		133	128,342
Retailers (except Food & Drug)–0.32%
Evergreen Acqco 1 L.P./TVI, Inc. (l)	9.75%	04/26/2028		1,080	1,140,159
Telecommunications–0.59%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (l)	9.00%	09/15/2029		699	645,963
Windstream Services LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028		1,447	1,459,583
					2,105,546
Utilities–0.04%
Calpine Corp. (l)	4.50%	02/15/2028		141	136,505
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,848,846)					24,038,737
Non-U.S. Dollar Denominated Bonds & Notes–3.30%(m)
Automotive–0.22%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $111,512)(f)(l)	14.00%	03/19/2026	SEK	1,273	115,015
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746)(f)(l)(n)	12.49%	04/19/2026	SEK	4,920	225,742
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406)(f)(l)	14.00%	03/19/2026	SEK	2,545	228,275
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(l)(o)	7.85%	09/30/2028	EUR	206	199,265
					768,297
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(d)(f)(p)	0.00%	09/05/2029	EUR	1	52
Cable & Satellite Television–0.19%
Altice Financing S.A. (Luxembourg)(l)	3.00%	01/15/2028	EUR	260	215,687
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	756	474,248
					689,935
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–0.19%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(o)	8.73%	02/15/2029	EUR	660	$678,139
Financial Intermediaries–1.59%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(o)	10.56%	07/15/2030	EUR	500	275,389
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(o)	10.56%	07/15/2030	EUR	1,101	606,407
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020; Cost $745,888)(f)(l)(o)	9.31%	05/01/2026	EUR	632	413,242
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,078,347)(f)(l)	6.75%	11/01/2025	EUR	909	590,760
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(l)(o)	8.37%	12/15/2029	EUR	1,500	1,545,496
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(o)	7.65%	11/15/2027	EUR	2,141	2,256,675
					5,687,969
Food Service–0.28%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(h)(l)	10.00%	07/01/2026	EUR	1,582	1,003,004
Health Care–0.14%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(l)(o)	9.23%	05/15/2029	EUR	486	515,615
Home Furnishings–0.52%
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	1,101	1,297,647
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	490	577,518
					1,875,165
Surface Transport–0.17%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	632	593,101
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,756,723)					11,811,277
			Shares
Preferred Stocks–0.66%(i)
Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	213,163
Oil & Gas–0.05%
McDermott International Ltd., Pfd.(d)				618	154,417
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(f)				292,193	1,724
					156,141
Retailers (except Food & Drug)–0.01%
Vivarte S.A.S.U., Pfd. (France)(d)				241,195	45,879
Surface Transport–0.54%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(d)(f)				21,989	1,939,210
Total Preferred Stocks (Cost $2,082,974)					2,354,393
TOTAL INVESTMENTS IN SECURITIES(q)–121.00% (Cost $466,077,644)					432,815,906
BORROWINGS–(20.27)%					(72,500,000)
OTHER ASSETS LESS LIABILITIES–(0.73)%					(2,613,672)
NET ASSETS–100.00%					$357,702,234
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(f)	Restricted security. The aggregate value of these securities at November 30, 2024 was $29,595,795, which represented 8.27% of the Fund’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Securities acquired through the restructuring of senior loans.
(j)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(k)	Non-income producing security.
(l)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $35,849,962, which represented 10.02% of the Fund’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $225,742, which represented less than 1% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(p)	Zero coupon bond issued at a discount.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
The aggregate value of securities considered illiquid at November 30, 2024 was $46,156,005, which represented 12.90% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/27/2024	Bank of New York Mellon (The)	USD	9,658,819	EUR	9,166,573	$38,212
12/27/2024	Barclays Bank PLC	EUR	9,026,319	USD	9,788,149	239,490
12/27/2024	Barclays Bank PLC	GBP	1,402,793	USD	1,820,805	35,845
12/27/2024	BNP Paribas S.A.	EUR	9,284,110	USD	10,073,154	251,784
12/27/2024	BNP Paribas S.A.	GBP	1,402,793	USD	1,820,694	35,734
12/27/2024	BNP Paribas S.A.	SEK	8,436,424	USD	801,915	26,650
12/27/2024	BNP Paribas S.A.	USD	1,610,777	GBP	1,273,741	9,973
12/27/2024	Canadian Imperial Bank of Commerce	USD	1,611,048	GBP	1,273,741	9,701
12/27/2024	Citibank, N.A.	USD	635,600	SEK	7,006,092	8,225
12/27/2024	Morgan Stanley and Co. International PLC	USD	9,506,891	EUR	9,029,759	45,407
12/27/2024	Royal Bank of Canada	GBP	1,576,850	USD	2,046,750	40,316
12/27/2024	Royal Bank of Canada	USD	9,666,152	EUR	9,166,574	30,878
12/27/2024	Royal Bank of Canada	USD	1,688,392	GBP	1,334,955	10,248
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/27/2024	State Street Bank & Trust Co.	EUR	9,163,081	USD	9,937,315	$243,980
12/27/2024	State Street Bank & Trust Co.	USD	116,608	EUR	110,604	396
12/27/2024	State Street Bank & Trust Co.	USD	120,149	SEK	1,314,990	692
01/27/2025	State Street Bank & Trust Co.	USD	268,297	EUR	253,395	131
Subtotal—Appreciation						1,027,662
Currency Risk
01/27/2025	Bank of New York Mellon (The)	EUR	9,166,573	USD	9,673,485	(36,898)
12/27/2024	Barclays Bank PLC	USD	10,895	SEK	115,342	(296)
01/27/2025	BNP Paribas S.A.	GBP	1,273,741	USD	1,610,594	(9,945)
01/27/2025	Canadian Imperial Bank of Commerce	GBP	1,297,289	USD	1,640,632	(9,867)
01/27/2025	Citibank, N.A.	SEK	7,019,095	USD	638,025	(8,173)
01/27/2025	Morgan Stanley and Co. International PLC	EUR	9,029,759	USD	9,521,339	(44,113)
01/27/2025	Royal Bank of Canada	EUR	9,166,574	USD	9,680,818	(29,565)
01/27/2025	Royal Bank of Canada	GBP	1,334,955	USD	1,688,207	(10,213)
12/27/2024	State Street Bank & Trust Co.	USD	644,658	GBP	500,000	(8,441)
Subtotal—Depreciation						(157,511)
Total Forward Foreign Currency Contracts						$870,151

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$320,858,677	$49,589,243	$370,447,920
Common Stocks & Other Equity Interests	3,824,955	3,977,508	16,361,116	24,163,579
U.S. Dollar Denominated Bonds & Notes	—	24,038,737	—	24,038,737
Non-U.S. Dollar Denominated Bonds & Notes	—	11,811,225	52	11,811,277
Preferred Stocks	—	—	2,354,393	2,354,393
Total Investments in Securities	3,824,955	360,686,147	68,304,804	432,815,906
Other Investments - Assets*
Investments Matured	—	—	222,913	222,913
Forward Foreign Currency Contracts	—	1,027,662	—	1,027,662
	—	1,027,662	222,913	1,250,575
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(157,511)	—	(157,511)
Total Other Investments	—	870,151	222,913	1,093,064
Total Investments	$3,824,955	$361,556,298	$68,527,717	$433,908,970

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2024:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/24
Variable Rate Senior Loan Interests	$45,440,730	$24,399,922	$(17,980,428)	$181,928	$(3,072,153)	$214,875	$5,548,250	$(5,143,881)	$49,589,243
Common Stocks & Other Equity Interests	11,321,331	5,783,430	(2,448,628)	—	(916,858)	853,686	1,768,155	—	16,361,116
Preferred Stocks	4,699,998	—	—	—	—	(2,345,605)	—	—	2,354,393
Investments Matured	306,850	—	(204,724)	—	—	120,787	—	—	222,913
Non-U.S. Dollar Denominated Bonds & Notes	5,312	—	(5,379)	—	5,379	(5,260)	—	—	52
Municipal Obligations	2,026,979	—	(2,465,639)	3,628	—	435,032	—	—	—
Total	$63,801,200	$30,183,352	$(23,104,798)	$185,556	$(3,983,632)	$(726,485)	$7,316,405	$(5,143,881)	$68,527,717
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$49,589,243	Discounted Cash Flow Model	Discount Rate	15.25%	-
		Third-Party Pricing	Broker Quote	100.625% of Par	-
Common Stocks & Other Equity Interests	16,361,116	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.7%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	2,354,393	Comparable Companies	EBITDA Multiple	8.75x	-
Investments Matured	222,913	Expected Recovery	Anticipated Proceeds	24.2% of Par	-
Non-U.S. Dollar Denominated Bonds & Notes	52	Expected Recovery	Anticipated Proceeds	100% of Par	-
Invesco Senior Loan Fund